INCOME TAX - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAX
Deferred tax assets	₽ 5,545	₽ 6,150
Deferred tax liabilities	(23,773)	(26,611)
Net deferred tax liabilities	₽ (18,228)	₽ (20,461)	₽ (18,059)